Risk Management and Financial Instruments (Details) - Schedule of Other Comprehensive Income (Expense) - Seara Alimentos [member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ (129)	$ (11,161)	$ (537)	$ (7,800)
Gain on cash flow hedge	380	(3,025)	7,882	(48,526)
Deferred income tax on hedge accounting		1,029		16,499
Total of other comprehensive income (expense)	380	(1,996)	7,882	(32,027)
Currency [Member]
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting		(895)	39	(2,622)
Commodities [Member]
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ (129)	$ (10,266)	$ (576)	$ (5,178)